Investments and Fair Value Measurements (Fair Value Inputs) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Aug. 27, 2016	Aug. 29, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents, at Carrying Value	$ 77,234	$ 63,107
Domestic equity funds	3,587	4,937
International equity funds	258	493
Fixed income funds	265	284
Total assets at fair value	81,344	68,821
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents, at Carrying Value	77,234	63,107
Domestic equity funds	3,515	4,894
International equity funds	225	477
Fixed income funds	206	251
Total assets at fair value	81,180	68,729
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents, at Carrying Value	0	0
Domestic equity funds	72	43
International equity funds	33	16
Fixed income funds	59	33
Total assets at fair value	164	92
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents, at Carrying Value	0	0
Domestic equity funds	0	0
International equity funds	0	0
Fixed income funds	0	0
Total assets at fair value	$ 0	$ 0